UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Operating Activities
Net income	$ 425	$ 1,306	$ 719	$ 1,719
Adjusted for the following items:
Earnings from investments in associates and joint ventures, net of distributions received	76	(10)	146	(18)
Depreciation and amortization expense	552	492	1,096	961
Mark-to-market on hedging items, provisions and other	(200)	(1,254)	(179)	(1,348)
Deferred income tax (recovery) expense	(26)	212	(8)	252
Changes in non-cash working capital, net	(93)	(182)	(305)	(276)
Cash from operating activities	734	564	1,469	1,290
Investing Activities
Acquisition of subsidiaries, net of cash acquired	0	(49)	(42)	(145)
Disposal of subsidiaries, net of cash disposed	0	2,588	0	2,588
Investments in associates and joint ventures	(216)	0	(671)	0
Disposal of investments in associates and joint ventures	275	0	275	412
Purchase of long-lived assets	(735)	(414)	(1,334)	(746)
Disposal of long-lived assets	12	12	21	23
Purchase of financial assets	(146)	(331)	(382)	(502)
Sale of financial assets	201	230	401	526
Net settlement of foreign exchange hedging items	25	(18)	24	(17)
Cash (used by) from investing activities	(584)	2,018	(1,708)	2,139
Financing Activities
Distributions to general partner	(61)	(50)	(122)	(100)
Distributions to other unitholders	(293)	(255)	(589)	(508)
Subsidiary distributions to non-controlling interest	(161)	(306)	(324)	(538)
Capital provided by non-controlling interest	0	0	293	100
Capital provided to non-controlling interest	0	(1,408)	0	(1,408)
Acquisition of partial interest from non-controlling interest	0	(283)	0	(283)
Deposit repaid to parent	(200)	(744)	0	(344)
Proceeds from corporate borrowings	474	244	474	244
(Repayment of) net proceeds from commercial paper program	(124)	406	(164)	496
Proceeds from corporate credit facility	1,245	1,539	2,202	1,830
Repayment of corporate credit facility	(1,216)	(1,816)	(1,694)	(2,961)
Proceeds from non-recourse borrowings	2,164	1,005	3,400	1,597
Repayment of non-recourse borrowings	(1,413)	(555)	(2,007)	(974)
Lease liability repaid and other	(72)	(119)	(90)	(178)
Settlement of deferred consideration	(1,037)	(137)	(1,037)	(191)
Net preferred units (redeemed) issued	0	0	(243)	194
Partnership units issued	4	3	8	6
Cash (used by) from financing activities	(690)	(2,476)	107	(3,018)
Cash and cash equivalents
Change during the period	(540)	106	(132)	411
Cash reclassified as assets held for sale	(30)	0	(30)	(6)
Impact of foreign exchange on cash	(98)	29	57	3
Balance, beginning of year	1,969	1,140	1,406	867
Balance, end of year	$ 1,301	$ 1,275	$ 1,301	$ 1,275